Derivative Instruments (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		12 Months Ended
	Oct. 29, 2011 Interest Rate Cap	Oct. 29, 2011 Interest Rate Cap	Jan. 28, 2012 Interest Rate Cap	Jan. 29, 2011 Interest Rate Cap	Jan. 30, 2010 Interest Rate Cap	Oct. 27, 2012 Interest Rate Cap Senior secured term loan	Jan. 28, 2012 Interest Rate Cap Senior secured term loan	Jan. 28, 2012 Interest Rate Cap Senior secured term loan Maximum	Jan. 30, 2010 Foreign currency forward contracts
Derivative Instruments
Variable interest rate basis						three-month LIBOR	three-month LIBOR
Notional value						$ 2,000,000,000	$ 2,000,000,000
Fixed interest rate (as a percent)						7.00%		7.00%
Fair value included in Other assets	2,000,000	2,000,000		6,000,000
Gain (Loss) due to change in fair value	(1,000,000)	(4,000,000)	(5,000,000)	(12,000,000)	10,000,000
Reclassification of gains (losses) from accumulated other comprehensive income to earnings									$ 6,000,000